Accumulated Other Comprehensive Income (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income by Component, Net of Tax
The changes in accumulated other comprehensive income by component, net of tax, for the nine months ended September 30, 2019 and 2020 are as follows:

	Foreign currency translation adjustment	Unrealized gain on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2018	1,879,171	775	1,879,946
Other comprehensive income before reclassification	613,424	6,855	620,279
Amounts reclassified from accumulated other comprehensive income	—	(7,137)	(7,137)

Net current-period other comprehensive income/(loss)	613,424	(282)	613,142
Other comprehensive (income)/loss attributable to noncontrolling interests	(1,145)	38	(1,107)

Balance at September 30, 2019	2,491,450	531	2,491,981

	Foreign currency translation adjustment	Unrealized gain on available-for-sale debt securities	Total
	RMB	RMB	RMB
Balance at December 31, 2019	2,106,219	499	2,106,718
Other comprehensive income before reclassification	166,781	11,254	178,035
Amounts reclassified from accumulated other comprehensive income	—	(11,569)	(11,569)

Net current-period other comprehensive income/(loss)	166,781	(315)	166,466
Other comprehensive loss attributable to noncontrolling interests	1,088	4	1,092

Balance at September 30, 2020	2,274,088	188	2,274,276

Balance at September 30, 2020, in US$	334,937	28	334,965

Tax Benefit/(Expense) Allocated to Each Component of Other Comprehensive Income
The following table sets forth the tax benefit/(expense) allocated to each component of other comprehensive income for the nine months ended September 30, 2019 and 2020:

	For the nine months ended September 30,
	2019	2020	2020
	RMB	RMB	US$
Unrealized gains on available-for-sale debt securities
Other comprehensive income before reclassification	(1,174)	(2,105)	(310)
Amounts reclassified from accumulated other comprehensive income	1,246	2,145	316

Net current-period other comprehensive income	72	40	6